SUPPLEMENT TO THE FIDELITY
CONVERTIBLE SECURITIES FUND
JANUARY 28, 1998
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 20:
For providing investment advice and research services, fees paid to the sub-advisers by FMR for the past three fiscal years are shown in the table below.
Fiscal Year Ended  FMR U.K.  FMR Far East
November

1997               $ 21,267  $ 18,901

1996               $ 28,039  $ 29,790

1995               $ 16,602  $ 18,450